GOODWILL (Tables)	6 Months Ended
Sep. 30, 2022
Disclosure Goodwill Abstract
Schedule of IPR&D projects

(In thousands)	As of September 30, 2022	As of March 31, 2022

Balance, beginning of period	$43,324	$43,324
Tarus goodwill	140	–
Balance, end of period	$43,464	$43,324